Concentrations - Schedule of Concentrations (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentrations [Line Items]
Concentration risk percentage	59.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentrations [Line Items]
Concentration risk percentage	11.00%	12.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentrations [Line Items]
Concentration risk percentage		13.00%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Concentrations [Line Items]
Concentration risk percentage		11.00%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Schedule of Concentrations [Line Items]
Concentration risk percentage			15.00%
Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Schedule of Concentrations [Line Items]
Concentration risk percentage			12.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchase Benchmark [Member]
Schedule of Concentrations [Line Items]
Concentration risk percentage	20.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchase Benchmark [Member]
Schedule of Concentrations [Line Items]
Concentration risk percentage	15.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchase Benchmark [Member]
Schedule of Concentrations [Line Items]
Concentration risk percentage	14.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchase Benchmark [Member]
Schedule of Concentrations [Line Items]
Concentration risk percentage			38.00%
Supplier Concentration Risk [Member] | Supplier E [Member] | Purchase Benchmark [Member]
Schedule of Concentrations [Line Items]
Concentration risk percentage			14.00%
Supplier Concentration Risk [Member] | Supplier F [Member] | Purchase Benchmark [Member]
Schedule of Concentrations [Line Items]
Concentration risk percentage		29.00%